Loans and Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans and Borrowings [Abstract]
Loans and Borrowings

14.    Loans and Borrowings

(a)    Louisa Mojela loans:

The loans described below have been granted to the Company to fulfill its capital and operational requirements. The terms of the loans are described below:

(i)     Short-term loan #1

This is a short-term loan facility of approximately $135,226 in capital value lent to assist the Company in funding working capital deficits. This loan was unsecured, repayable within 30 days of receiving the payment and carried interest at the rate linked to the prime lending rate in the Republic of South Africa. The capital balance of this loan was repaid in full before the end of the financial year December 31, 2020. As at December 31, 2021, the unpaid interest balance on this loan was $9,068. During the year ended December 31, 2022, the Company determined that it no longer controlled Bophelo Bio Science and Wellness (Pty) Ltd. as a result of the insolvent liquidation order signed by the Lesotho Court on July 15, 2022 (note 5). As a result of the loss of control, the Company derecognized all assets and liabilities at their book values on December 31, 2022 and wrote down this payable to $nil (note 5).

(ii)    Short-term loan #2

This is a short-term loan facility of approximately $190,444 in capital value lent to assist the Company in funding its day-to-day operating costs. This loan does not have a fixed repayment date, is unsecured and is interest free. As at December 31, 2021, the balance remaining was $174,840. During the year ended December 31, 2022, the Company determined that it no longer controlled Bophelo Bio Science and Wellness (Pty) Ltd. as a result of the insolvent liquidation order signed by the Lesotho Court on July 15, 2022 (note 5). As a result of the loss of control, the Company derecognized all assets and liabilities at their book values on December 31, 2022 and wrote down this payable to $nil (note 5).

(iii)   Short-term loan

During the year ended December 31, 2021, the Company received short term loan facility of approximately $258,900 (L 4,000,000) to assist the Company in funding its day-to-day operating costs. This loan does not have a fixed repayment date, is unsecured and is interest free. As at December 31, 2021, the balance remaining was $248,293. During the year ended December 31, 2022, the Company determined that it no longer controlled Bophelo Bio Science and Wellness (Pty) Ltd. as a result of the insolvent liquidation order signed by the Lesotho Court on July 15, 2022 (note 5). As a result of the loss of control, the Company derecognized all assets and liabilities at their book values on December 31, 2022 and wrote down this payable to $nil (note 5).

(b)    Bank loans:

The loans below have been granted to Holigen Ltd. and its subsidiaries in order to fund their capital and operational needs on site.

(i)     Short term loans

As at June 30, 2023, the balance of the loans from Caixa was $803,627 (December 31, 2022 — $772,955) which consisted of loans for the purpose of building construction and purchase of equipment. The repayment date on these loans are February 22, 2026 and June 5, 2026 respectively. These loans are charged with interest at the rate of 3% and are secured by mortgage of building and equipment.

(ii)    Long term loans

As at June 30, 2023, the balance of the loans from Caixa was $2,462,763 (December 31, 2022 — $2,632,103) which consisted of loans for the purpose of building construction and purchase of equipment. The repayment date on these loans are February 22, 2026 and June 5, 2026 respectively. These loans are charged with interest at the rate of 3% and are secured by mortgage of building and equipment.

As at June 30, 2023, the loans balance including accrued interest, which is recorded within accounts payable, was $3,303,221 (December 31, 2022 — $3,414,582).

(c)     Other loans:

(i)     During the year ended December 31, 2022, the Company received a loan of £25,000 ($30,224) from a third party. The loan is unsecured and bears interest of £200 per week. The loan has matured on January 31, 2023 and is due on demand. Any unpaid amount is charged with late fees of £200 for each week the payment is late.

On January 17, 2023, the Company received an additional loan of €45,000 ($48,666) from the same third party. The loan is unsecured and bears interest of 0.75% per day, compounding daily. The loan has matured on February 1, 2023 and is due on demand. Any unpaid amount is charged with late fees of 1% compounding interest for each day the payment is late.

During the six months ended June 30, 2023, the Company recorded interest expense of $125,013 (2022 — $nil) from these loans. As at June 30, 2023, the loans balance including accrued interest was $206,704 (December 31, 2022 — $30,224).

(ii)    In January 2023, the Company issued a promissory note to a third party for a principal amount of $328,000. The note is unsecured and bears interest of 7% per annum. The loan has matured on June 25, 2023 and is due on demand. Subsequent to the six months ended June 30, 2023, the Company entered into a note conversion agreement and settled this loan through issuance of 582,193 Common Shares (note 21).

During the six months ended June 30, 2023, the Company received additional loans of $1,118,617. These loans are unsecured and bear the same interest of 7% per annum and has no specific terms of repayment. The Company recorded interest expense of $25,092 (2022— $nil) from these loans during the six months ended June 30, 2023. As at June 30, 2023, the loans balance including accrued interest was $1,450,112 (December 31, 2022 — $nil).

14.    Loans Payable

(a)    Louisa Mojela loans:

The loans described below have been granted to the Company to fulfill its capital and operational requirements. The terms of the loans are described below:

(i)     Bridge loan

This loan is a bridge financing facility of $1,000,000 to fund capital expenditure and working capital of the Company. The loan carries a redemption premium of 100% of the capital amount borrowed. This redemption premium is triggered and becomes payable upon the successful raising of capital of not less than $18m (which must take place before October 31, 2020), or in the event of a conversion of the bridge loan to equity. This loan was repayable within 18 months from the date of first drawdown (which was on or around December 1, 2019), alternatively, the repayment of the loan plus the redemption premium is payable on the successful raising of capital of not less than $18m. The loan carries interest at a rate of 1.5% per month applicable from the first draw down date. In the event that the redemption premium is triggered and payable, all interest accrued on the loan is cancelled and only the capital plus the redemption premium is then accrued and payable. The loan agreement was amended in May 2020 to cater for a further additional borrowing (on the same terms and conditions described above) to the amount of $100,000. This resulted in a cumulative amount borrowed of $1.1 million (capital amount of the loan). The loan is secured by a first notarial bond/mortgage over the Company’s property.

The security is shared with Middleton Gardens Ltd. (“Middleton”), a company registered in the British Virgin Islands with whom Bophelo had entered into a loan agreement and both Middleton and Louisa Mojela entered into an intercreditor agreement to this effect. On November 11, 2021, the loan was converted to shares in the Company’s capital (see (iv)) and as such, all accrued interest on the loan was cancelled and replaced with a 100% redemption premium. As such, and immediately prior to the conversion of the loan to equity, the principal amount of $1.1 million plus an accrued redemption premium of a further $1.1 million was payable. Accordingly, a total of $2,200,000 in debt due to Ms. Louisa Mojela was settled through an issue of 880,000 Common Shares of the Company at a price of $2.50 each, and with a total value of $2,200,000. As such, the balance owing in terms of the bridge loan at December 31, 2021 is $nil.

(ii)    Short-term loan #1

This is a short-term loan facility of approximately $135,226 in capital value lent to assist the Company in funding working capital deficits. This loan was unsecured, repayable within 30 days of receiving the payment and carried interest at the rate linked to the prime lending rate in the Republic of South Africa. The capital balance of this loan was repaid in full before the end of the financial year December 31, 2020. At December 31, 2022, the Company determined that it no longer controlled Bophelo Bio Science and Wellness (Pty) Ltd. as a result of the insolvent liquidation order signed by the Lesotho Court on July 15, 2022 (note 5). As a result of the loss of control, the Company derecognized all assets and liabilities at their book values on December 31, 2022 and wrote down this payable to $nil (note 5). The unpaid interest balance on this loan as at December 31, 2021 was $9,068.

(iii)    Short-term loan #2

This is a short-term loan facility of approximately $190,444 in capital value lent to assist the Company in funding its day-to-day operating costs. This loan does not have a fixed repayment date, is unsecured and is interest free. At December 31, 2022, the Company determined that it no longer controlled Bophelo Bio Science and Wellness (Pty) Ltd. as a result of the insolvent liquidation order signed by the Lesotho Court on July 15, 2022 (note 5). As a result of the loss of control, the Company derecognized all assets and liabilities at their book values on December 31, 2022 and wrote down this payable to $nil (note 5). The balance on this loan at December 31, 2021 was $174,840.

(iv)    Short-term loan

During the year ended December 31, 2021, the Company received short term loan facility of approximately $258,900 (L 4,000,000) to assist the Company in funding its day-to-day operating costs. At December 31, 2022, the Company determined that it no longer controlled Bophelo Bio Science and Wellness (Pty) Ltd. as a result of the insolvent liquidation order signed by the Lesotho Court on July 15, 2022 (note 5). As a result of the loss of control, the Company derecognized all assets and liabilities at their book values on December 31, 2022 and wrote down this payable to $nil (note 5). As at December 31, 2021 the balance remaining was $248,293. This loan does not have a fixed repayment date, is unsecured and is interest free.

(b)     Bank loans:

The below loans have been granted to Holigen Ltd. and its subsidiaries in order to fund their capital and operational needs on site.

(i)      Short term loans

As at December 31, 2022, the balance of the loans from Caixa was $772,955 which consisted of loans for the purpose of building construction and purchase of equipment. The repayment date on these loans are February 22, 2026 and June 5, 2026 respectively. These loans are charged interest at the rate of 3% and are secured by mortgage of building and equipment.

(ii)     Long term loans

As at December 31, 2022, the balance of the loans from Caixa was $2,632,103 which consisted of loans for the purpose of building construction and purchase of equipment. The repayment date on these loans are February 22, 2026 and June 5, 2026 respectively. These loans are charged interest at the rate of 3% and are secured by mortgage of building and equipment.

(c)     Other loan:

During the year ended December 31, 2022, the Company received a loan of $30,224 (£25,000) from a third party. The loan is unsecured, non-interest bearing and due on demand. As at December 31, 2022, the loan remains outstanding.

10.    Loans payable

(a)    Louisa Mojela loans:

The loans described below have been granted to the Company to fulfill its capital and operational requirements. The terms of the loans are described below:

(i)     Bridge loan

The loan is a bridge financing facility of $1 million USD to fund capital expenditure and working capital of the Company. The loan carries a redemption premium of 100% of the capital amount borrowed. This redemption premium is triggered and becomes payable upon the successful raising of capital of not less than $18m (which must take place before October 31, 2020), or in the event of a conversion of the bridge loan to equity. This loan was repayable within 18 months from the date of first drawdown (which was on or around December 1, 2019), alternatively, the repayment of the loan plus the redemption premium is payable on the successful raising of capital of not less than $18m. The loan carries interest at a rate of 1.5% per month applicable from the first draw down date. In the event that the redemption premium is triggered and payable, all interest accrued on the loan is cancelled and only the capital plus the redemption premium is then accrued and payable. The loan agreement was amended in May 2020 to cater for a further additional borrowing (on the same terms and conditions described above) to the amount of US$100,000. This resulted in a cumulative amount borrowed of $1.1 million (capital amount of the loan). The loan is secured by a first notarial bond/mortgage over the Company’s property.

The security is shared with Middleton Gardens Ltd. (“Middleton”), a company registered in the British Virgin Islands with whom Bophelo had entered into a loan agreement and both Middleton and L Mojela entered into an intercreditor agreement to this effect. On or around November 11, 2021, the loan was converted to shares in the Company’s capital (see (iv)) and as such, all accrued interest on the loan was cancelled and replaced with a 100% redemption premium. As such, and immediately prior to the conversion of the loan to equity, the principal amount of $1.1 million plus an accrued redemption premium of a further $1.1 million was payable. Accordingly, a total of $2.2 million in debt due to Ms. Louisa Mojela was settled through an issue of 880,000 Common Shares of the Company at a price of $2.50 each, and with a total value of $2.2 million. As such, the balance owing in terms of the bridge loan at December 31, 2021 is nil (2020: $1,350,813).

(ii)    Short-term loan #1

This is a short-term loan facility of approximately $135,226 in capital value lent. This loan was provided in the financial year ending December 31, 2020. The purpose of this loan was to assist the Company in funding working capital deficits. This loan was unsecured, repayable within 30 days of receiving the payment and carried interest at the rate linked to the prime lending rate in the Republic of South Africa. The capital balance of this loan was repaid in full before the end of the financial year December 31, 2020. The interest balance on this loan remains unpaid and outstanding as at December 31, 2021 with a value of $ 9,068 (2020: $11,230).

(iii)   Short-term loan #2

This is a short-term loan facility of approximately $190,444 in capital value lent. This loan was provided in the financial year ending December 31, 2020. The purpose of this loan was to assist the Company in funding its day-to-day operating costs. This loan does not have a fixed repayment date, is unsecured and is interest free. The balance on this loan at December 31, 2021 is $174,840 (2020: $190,444).

(iv)    Shares-for-debt

On November 11, 2021 the Company converted the remaining balances outstanding of (i), in exchange for 880,000 shares in the Company’s capital. The transaction was valued at $2,200,000, which represented a 100% premium on the balance outstanding immediately prior to the transaction. The Company treated the redemption premium as interest and the face value of the bridge loan was settled by the issuance of shares that were required to settle the amount due.

(v)     Short-term loan

During the year ended December 31, 2021, the Company received short term loan facility of approximately $258,900 (L 4,000,000) to assist the Company in funding its day-to-day operating costs. As at December 31, 2021 the balance remaining was $248,293 (2020: US$ Nil). This loan does not have a fixed repayment date, is unsecured and is interest free.